Income Taxes (Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income taxes [abstract]
Tax losses and deductible temporary differences for which no deferred tax assets recognized	$ 2,895
Temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized	$ 8,575	$ 7,644